Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Distributions Paid And/Or Declared To Date By Board Of Directors

Amount Declared During Quarter Ended in 2011:	Per Share	Date Paid
December 31,	$0.0700	January 12, 2012
September 30,	0.0700	October 18, 2011
June 30,	0.0700	July 19, 2011
March 31,	0.0700	April 19, 2011

Total 2011	$0.2800

Amount Declared During Quarter Ended in 2010:	Per Share	Date Paid
December 31,	$0.0700	January 13, 2011
September 30,	0.0700	October 14, 2010
June 30,	0.0700	July 15, 2010
March 31,	0.0700	April 15, 2010

Total 2010	$0.2800

Amount Declared During Quarter Ended in 2009:	Per Share	Date Paid
December 31,	$0.0700	January 15, 2010
September 30,	0.0700	October 16, 2009
June 30,	0.0800	July 17, 2009
March 31,	0.0800	April 17, 2009

Total 2009	$0.3000